Shari J. Lease
                                             Vice President & Counsel

                                             Jefferson Pilot Financial
                                             One Granite Place
                                             Concord, NH 03301

                                             business  (603) 226-5105
                                                       (800) 258-3648
                                             facsimile (603) 226-5448

                     [Jefferson Pilot Financial letterhead]


May 3, 1999

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

     Re:  Alexander Hamilton Variable Annuity Separate Account
          File No. 33-75714


Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-4; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 20, 1999.

If you have any questions, please give me a call at (603) 226-5105.

Sincerely,

/s/ Shari J. Lease

Shari J. Lease
Counsel